FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2018
Financial instruments financial risks and capital management [Abstract]
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT
4	FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT

(i)	Categories of financial instruments
	2018	2017
	US$’000	US$’000
Financial assets
Derivative instruments designated in hedge accounting relationships	-	123
Financial assets at amortised cost (2017: Loans and receivables)	112,855	163,600
Less: Transferred to asset of disposal group classified as held for sale (Note 39)	-	(35,500)
	112,855	128,100
	112,855	128,223

Financial liabilities
Derivative instruments designated in hedge accounting relationships	867	138
Financial liabilities at amortised cost	143,339	171,117
Less: Transferred to asset of disposal group classified as held for sale (Note 39)	-	(16,975)
	143,339	154,142
	144,206	154,280

(ii)	Financial risk management policies and objectives

The management of the Group monitors and manages the financial risks relating to the operations of the Group to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (foreign currency risk, interest rate risk), credit risk and liquidity risk.

The Group does not hold or issue derivative financial instruments for speculative purpose.

There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risk. Market risk exposures are measured using sensitivity analysis indicated below.

(a)	Credit risk management
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. As at 31 December 2018, the Group’s maximum exposure to credit risk without taking into account any collateral held or other credit enhancements, which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties and financial guarantees provided by the Group arises from:

•	the carrying amount of the respective recognised financial assets as stated in the consolidated statement of financial position; and
•	the maximum amount the Group would have to pay if the financial guarantee is called upon, irrespective of the likelihood of the guarantee being exercised as disclosed in Note 4(d).

In order to minimise credit risk, the Group has categorised exposures according to their degree of risk of default. The Group uses its own trading records to rate its major customers and other debtors. The Group’s exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties.

The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising expected credit losses (ECL)
Performing	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	Amount is >90 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit-impaired
In default	Amount is >120 days past due or there is evidence indicating the asset is credit-impaired.	Lifetime ECL – credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

The tables below detail the credit quality of the Group’s financial assets and other items, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$’000	US$’000	US$’000
31 December 2018

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	12,034	-	12,034
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	1,959	-	1,959
Other receivables	9	Performing	12-month ECL	16,239	-	16,239
Due from related parties	10	Performing	12-month ECL	13,516	-	13,516
Loans to joint ventures	11	Doubtful	Lifetime ECL	25,483	1,680	23,803
				69,231	1,680	67,551

(i)
For trade receivables and contract assets, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status in terms of the provision matrix.

Further details on the loss allowance are disclosed in the respective notes.

In order to minimise credit risk, the Group has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Group uses its own trading records to rate its major customers. The Group's exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties.

Before accepting any new customer, the Group assesses the potential customer’s credit quality and defines credit limits by customer. There are ongoing reviews on the limits attributed to customers.

Credit approvals and other monitoring procedures are also in place to ensure that follow-up action is taken to recover overdue debts. Furthermore, the Group reviews the recoverable amount of each trade debt on an individual basis at the end of the reporting period to ensure that adequate loss allowance is made for irrecoverable amounts. In this regard, management considers that the Group’s credit risk is significantly reduced.

Trade receivables consist of a large number of customers, spread across diverse geographical areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable.

At the end of the reporting period, other than amounts due from related parties and joint ventures, the Group does not have significant credit risk exposure to any single counterparty or any Group of counterparties having similar characteristics. The Group defines counterparties as having similar characteristics if they are related entities. The concentration of credit risk is limited due to the fact that the customer base is large and unrelated.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are third parties and banks with high internal and external credit ratings. In addition, the Group is exposed to credit risk in relation to financial guarantees given to banks. The Group’s maximum exposure in this respect is the maximum amount the Group could have to pay if the guarantee is called on.

(b)	Interest rate risk management

The Group is exposed to interest rate risk through the impact of bank loans and loans granted from/to related parties at variable interest rates. The Group monitors its exposure to fluctuating interest rates and generally enters into contracts that are linked to market rates relative to the currency of the asset or liability.

Interest rate sensitivity

The sensitivity analyses below have been determined based on the exposure to interest rates for both derivatives and non-derivative instruments at the end of the reporting period and the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period in the case of instruments that have floating rates.  A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 50 basis points higher or lower and all other variables were held constant, the Group’s loss for the year ended 31 December 2018 would increase/decrease by US$603,000 (2017: increase/decrease by US$470,000 and 2016: increase/decrease by US$634,000).  This is mainly attributable to the Group’s exposure to interest rates on its variable rate bank loans and loans from/to related parties.

(c)	Foreign currency exchange risk management

The Group’s main operational activities are carried out in United States dollars and South African rands, which is the functional currency of the respective financial statements of each Group entity. The risk arising from movements in foreign exchange rates is limited as the Group has minimal transactions in foreign currencies which mainly relates to administrative expenses in Singapore dollars, loans to joint ventures in Japanese yen and amounts due to related companies in South African rands and Great Britain pounds as well as bank balances in South African rands.

The Group has access to a foreign exchange facility which enables it to enter into forward foreign exchange contracts. Management reviews and monitors currency risk exposure and determines whether any hedging is considered necessary.

The objective of the foreign exchange exposure management policy is to ensure that all foreign exchange exposures are identified as early as possible and that the identified exposures are actively managed to reduce risk. All exposures are to reflect the underlying foreign currency commitments arising from trade and/or foreign currency finance. Under no circumstances are speculative positions, not supported by normal trade flows, permitted.

At the end of the reporting period, the significant carrying amounts of monetary liabilities and monetary assets denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Liabilities		Assets
	2018	2017	2018	2017
	US$’000	US$’000	US$’000	US$’000

United States dollars	(1,660)	(186)	4,941	2,093
South African rands	(22,909)	(19,268)	7,894	119
Japanese yen	(6,976)	(11)	765	11,132

Foreign currency sensitivity

The following table details the sensitivity to a 10% increase and decrease in the relevant foreign currencies against the functional currency of each Group entity. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates.

If the relevant foreign currency strengthens by 10% against the functional currency of the entity, profit or loss will increase/(decrease) by:

	Impact on profit or loss
	2018	2017
	US$’000	US$’000

United States dollars	328	191
South African rands	(1,502)	(1,915)
Japanese yen	(621)	1,112

If the relevant foreign currency weakens by 10% against the functional currency of the entity, profit or loss will increase/(decrease) by:

	Impact on profit or loss
	2018	2017
	US$’000	US$’000

United States dollars	(328)	(191)
South African rands	1,502	1,915
Japanese yen	621	(1,112)

(d)	Liquidity risk management

Liquidity risk refers to the risk that the Group is unable to pay its creditors due to insufficient funds. The Group maintains and monitors a level of cash deemed adequate by management at all times to finance its obligations as and when they fall due.

The Group manages liquidity risk by monitoring forecast cash flows and ensuring that adequate borrowing facilities are maintained. The management may from time to time at their discretion raise or borrow monies for the purposes of the Group as they deem fit.

Non-derivative financial liabilities

The following tables detail the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. The adjustment column represents the possible future cash flows attributable to the instrument included in the maturity analysis which is not included in the carrying amount of the financial liability on the consolidated and combined statements of financial position.

	Weighted average effective interest rate	On demand or within 1 year	Within 2 to 5 years	After 5 years	Adjustment	Total
	% p.a.	US$’000	US$’000	US$’000	US$’000	US$’000
Group

2018
Non-interest bearing	-	28,480	403	-	-	28,883
Variable interest rate instruments	5.30	23,295	108,057	-	(16,896)	114,456
		51,775	108,460	-	(16,896)	143,339

2017
Non-interest bearing	-	38,854	6,534	-	-	45,388
Variable interest rate instruments	3.83	90,128	23,035	-	(4,409)	108,754
		128,982	29,569	-	(4,409)	154,142

The maximum amount that the Group could be forced to settle under the financial guarantee if the full guaranteed amount is claimed by the counterparty to the guarantee is disclosed in Note 37. The Group considers that it is more than likely that no amount will be payable under the arrangement.

Derivative financial instruments

The following table details the liquidity analysis for derivative financial instruments. The table has been drawn up based on the undiscounted gross inflows and (outflows) on those derivatives that require gross settlement. When the amount payable or receivable is not fixed, the amount disclosed has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the end of reporting period.

	On demand or within 1 year	Within 2 to 5 years	Adjustment	Total
	US$’000	US$’000	US$’000	US$’000
Group

2018
Gross settled:
Bunker swaps
Gross outflow	(867)	-	-	(867)

2017
Gross settled:
Forward freight agreements
Gross inflow	17	-	-	17
Gross outflow	(138)	-	-	(138)
	(121)	-	-	(121)
Bunker swaps
Gross inflow	106	-	-	106

	(15)	-	-	(15)

(e)	Shipping market price risk management

The Group is exposed to the fluctuations in market conditions in the shipping industry which in turn affects the Group’s profitability.  Management continually assess shipping markets using their experience and detailed research.  Risks are managed by fixing tonnage on longer term time charters, contracts of affreightment and entering into forward freight agreements.  The carrying amount of the derivative financial instruments is disclosed in Note 12.

Shipping market price sensitivity

The sensitivity analyses below have been determined based on the exposure to shipping market price risk at the end of the reporting period.

In respect of derivative financial instruments, if the shipping market prices had been 10% higher/lower while other variables were held constant:

•	loss for the year ended 31 December 2018 would decrease/increase by US$Nil (2017: decrease/increase by US$Nil and 2016: decrease/increase by US$Nil); and

•	hedging reserve would decrease/increase by US$Nil (2017: increase/decrease by US$316,000 and 2016: increase/decrease by US$70,000).

(f)	Commodity price risk management

The Group uses bunker swaps to manage exposure to commodity price risk where the positions are not naturally economically hedged through the combination of holding inventory, forward sales contracts and forward purchase contracts. Management continually assess commodity price through their experience and detailed research. The carrying amount of the derivative financial instruments is disclosed in Note 12.

Commodity price sensitivity

The sensitivity analyses below have been determined based on the exposure to commodity price risk at the end of the reporting period.

In respect of derivative financial instruments, if the commodity prices had been 10% higher/lower while other variables were held constant:

•	loss for the year ended 31 December 2018 would decrease/increase by US$Nil (2017: decrease/increase by US$Nil and 2016: decrease/increase by US$128,000).

•	hedging reserve would decrease/increase by US$355,000 (2017: decrease/increase by US$128,000 and 2016: decrease/increase by US$280,000).

(g)	Fair value measurement of financial assets and financial liabilities

The carrying amounts of cash and cash equivalents, trade and other current receivables and payables, and other liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments. The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

Financial instruments measured at fair value on a recurring basis

	2018	2017
	US$’000	US$’000
Financial Assets
Forward freight agreements	-	17
Bunker swaps	-	106

Financial Liabilities
Forward freight agreements	-	138
Bunker swaps	867	-

All the financial instruments relate to the forward freight agreements and bunker swap agreements and have been classified as Level 2 financial instruments, which indicates that the fair value of the instruments were determined based on discounted cash flow with reference to observable inputs for equivalent instruments, discounted at a rate that reflects the credit risk of various counterparties.  Further details are disclosed in Note 12.

There were no transfers between Level 1 and 2 in the period.

Fair Value of Financial Instruments

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)

Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs)

Level 2 and 3 fair values were determined by applying either a combination of, or one of the following valuation techniques:

•	market related interest rate yield curves to discount expected future cash flows; and/or

•	projected unit method; and/or

•	market value, and/or

•	the net asset value of the underlying investments; and/or

•	a price earnings multiple or a discounted projected income/present value approach

The fair value measurement for income approach valuation is based on significant inputs that are not observable in the market. Key inputs used in the valuation include discount rates and future profit assumptions based on historical performance but adjusted for expected growth. Management reassess the earnings or yield multiples at least annually based on their assessment of the macro- and micro-economic environment.

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2018

Financial liabilities
Derivative financial instruments	-	867	-	867

2017
Financial assets
Derivative financial instruments	-	123	-	123

Financial liabilities
Derivative financial instruments	-	138	-	138

(iii)	Capital management policies and objectives

The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximising the return to stakeholders through the optimisation of the debt to equity balance.  The capital structure of the Group consists of debt and equity, which is comprised of share capital and reserves.

The Group also reviews the capital structure on a semi-annual basis. As a part of this review, the management considers the cost of capital and the risks associated with each class of capital. Management also ensures that the Group maintains gearing ratios within a set range to comply with the loan covenants imposed by a bank.

The Group’s overall strategy remains unchanged from the prior year.